ORGANIZATION, BUSINESS AND LIQUIDITY (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 12, 2022	Jan. 19, 2022	Jan. 04, 2022	Apr. 07, 2021	Aug. 29, 2022	Jan. 20, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 28, 2021
Common stock shares sold				208,000	1,000,000
Net loss							$ (1,048,856)	$ (367,303)	$ (2,021,839)	$ (1,196,703)	$ (1,856,425)	$ (1,465,444)
Dividend distribution											757,479
Accumulated deficit							(5,490,216)		(5,490,216)		(3,459,214)	$ (1,602,789)
Working capital deficit											(1,947,658)
Right of Use Asset							$ 377,479		$ 377,479		$ 454,114
Fund required to joint venture entity		$ 750,000	$ 10,000
Common stock par value				$ 2.00	$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.01	$ 0.001
Common stock offering Price per share					$ 6.00
Warrants to purchase shares of common stock					70,000
Exercise price per share					$ 9.00
Additional shares of Common Stock					150,000
Salary Payment to employees						$ 10,000
Initial capital contribution		$ 250,000
Cash Deposit	$ 250,000
Gross proceed from Common Stock share				$ 416,000					$ 6,468,000	0	$ 1,300,000	$ 0
Revenues							$ 592,235	$ 425,171	$ 3,438,458	$ 911,008	$ 1,187,273	$ 345,989
September 1, 2022 [Member]
Common stock shares sold									1,000,000
Gross proceed from Common Stock share									$ 6,000,000
Net proceed from common stock									5,468,812
StickIt US First [Member]
Revenues									5,000,000
Preferred shares convert into common stock shares	250,000
Ownership percentage rate	50.00%
StickIt US Second [Member]
Revenues									$ 10,000,000
Distributable profit percentage rate	75.00%
StickIt US [Member]
Preferred shares convert into common stock shares	250,000
Distributable profit percentage rate	75.00%
Repayment to party	$ 250,000
Green Globe International [Member]
Warrants awarded, shares							100,000,000		100,000,000
Exercise Price									$ 0.01
Warrants issuable									25,000,000
Warrants price per share							$ 0.0051		$ 0.0051
Total capitalized value							$ 127,385		$ 127,385
First JV Agreement [Member]
Warrants issuable									25,000,000
Second JV Agreement [Member]
Warrants issuable									25,000,000
Joint Venture Agreement [Member]
Common stock offering Price per share							$ 0.0031		$ 0.0031
Warrants awarded, shares							100,000,000		100,000,000
Warrants awarded, valuation							$ 309,990		$ 309,990